Cover	Oct. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40980
Entity Registrant Name	SDCL EDGE Acquisition Corp
Entity Central Index Key	0001846975
Entity Tax Identification Number	98-1583135
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 East
Entity Address, Address Line Two	42nd Street
Entity Address, Address Line Three	Suite 1100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165
City Area Code	212
Local Phone Number	488-5509
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SEDA.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SEDA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SEDA.WS
Security Exchange Name	NYSE